Income Taxes - Additional Information (Detail) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014 USD ($) States	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2014 USD ($) States	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Income Taxes [Line Items]
Tax benefit for stock option exercised									$ 6,700
Ownership change percentage criteria under Section 382 of the Internal Revenue Code									50.00%
Testing period									3 years
Continuing operations	$ (900)	$ (3,300)	$ (4,100)	$ 1,000	$ (2,600)	$ (3,400)	$ 17,000	$ 4,400	$ (7,178)	$ 15,878	$ 19,559
Accrued interest and penalties									0	0	0
Total accrued interest and penalties	300				200				300	200
Uncertain tax position benefit affecting effective income tax rate	378				$ 950				378	950	$ 2,080	$ 2,257
Decrease in provision for tax excluding the impact to the valuation allowance	$ 200								$ 200
Number of states | States	17								17
Continuing Operations
Income Taxes [Line Items]
Continuing operations									$ (7,178)
Uncertain Tax Positions
Income Taxes [Line Items]
Continuing operations										$ 600
State
Income Taxes [Line Items]
State and Federal Operating loss carry-forwards	$ 434,400								434,400
State Tax credit carry-forwards	2,600								$ 2,600
State and Federal Operating loss carry-forwards expiration year									2032
Federal
Income Taxes [Line Items]
State and Federal Operating loss carry-forwards	$ 254,500								$ 254,500
State and Federal Operating loss carry-forwards expiration year									2033